DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	0 Months Ended
Mar. 31, 2015
Derivative Instruments And Hedging Activities Tables [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivative instrument disclosure

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	March 31,	December 31,
	2015	2014
	U.S. $ in millions

Interest rate swap - fair value hedge	$1,294	$1,750

Cross currency swap - cash flow hedge	1,588	1,875

Forecasted transactions - cash flow hedge	120	280

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	March 31, 2015	December 31, 2014	March 31, 2015	December 31, 2014

Reported under	U.S. $ in millions

Asset derivatives:
Other current assets:
Cross currency swaps - cash flow hedge	$130	$14	$-	$-
Option and forward contracts -cash flow hedge	31	14	-	-
Option and forward contracts	-	-	37	68
Other non-current assets:
Cross currency swaps - cash flow hedge	81	6	-	-
Interest rate swaps—fair value hedge	7	-	-	-

Liability derivatives:
Other current liabilities:
Option and forward contracts -cash flow hedge	-	(1)	-	-
Option and forward contracts	-	-	(25)	(53)
Senior notes and loans:
Interest rate swaps - fair value hedge	(1)	(43)	-	-